Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Provision for Income Tax	The Company’s operating subsidiary, Top Wealth International incorporated in Hong Kong is subject to an income tax rate of 8.25% for first HK$2,000,000 assessable profits and 16.5% for the assessable profits thereafter.
	Years ended December 31,
Provision for income tax	2023	2022	2021

Current
Hong Kong	$669,016	$370,419	$-
Over provision in previous years	(31,340)	-	-

	637,676	370,419	-

Deferred
Hong Kong	(34,998)	(7,832)	(5,893)
Under provision in previous years	4,475	-	-

	(30,523)	(7,832)	(5,893)

Total	$607,153	$362,587	$(5,893)

Schedule of Numerical Reconciliation of Income Tax Expenses	Numerical reconciliation of income tax expenses to prima facie tax payable:
	Years ended December 31,
	2023	2022	2021

Profit (loss) before income tax	$3,045,248	$2,280,358	$(16,888)

Tax effect at the Hong Kong profits tax rate of 16.5%	502,466	376,259	(2,787)
Tax effect of preferential tax rate	(21,154)	(21,154)	-
Tax effect of tax loss not previously recognized	-	-	(3,106)
Non-deductible expenditure	153,475	8,251	-
Over provision in previous years	(26,865)	-	-
Tax effect of tax reduction	(769)	(769)	-

Total	$607,153	$362,587	(5,893)

Schedule of Effective Income Tax Rate	Effective income tax rate (%)
Years ended December 31,
2023	2022	2021

Effective income tax rate – Hong Kong	%	19.94%	15.9%	14.9

Schedule of Deferred Tax Assets and Liabilities	The components of deferred tax assets and liabilities and their movements were as follows:
	Tax losses	Depreciation allowance	Total

Balance as of January 1, 2022	$(12,521)	$6,628	$(5,893)

Charged (credited) to statement of operations	12,521	(20,353)	(7,832)

Balance as of December 31, 2022	$-	$(13,725)	$(13,725)

Credited to statement of operations	-	(30,523)	(30,523)

Balance as of December 31, 2023	$-	$(44,248)	$(44,248)